Revenue - Contract - Summary of In-Progress Contracts (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accumulated cost	₩ 28,057,329	₩ 26,101,964
Accumulated contract profit	1,935,732	1,752,184
Accumulated contract loss	(709,097)	(697,878)
Accumulated contract revenue	₩ 29,283,964	₩ 27,156,270